Financial assets at amortized cost - Summary of Loans by Economic Activity (Details) - ARS ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 2,020,918,967	$ 2,298,131,934
Consumer [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	954,257,252	1,215,592,516
Other manufacturing [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	234,753,284	241,404,862
Wholesale and retail trade [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	165,253,521	160,174,001
Mining products [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	148,326,772	80,790,577
Agricultural and livestock [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	99,208,574	105,454,661
Services [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	37,340,847	23,775,774
Transport [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	33,510,070	37,004,294
Financial sector [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	16,432,085	13,903,746
Construction [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	13,005,379	16,271,514
Electricity, oil, water and sanitary services [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	10,865,805	3,317,857
Central Bank [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]		28,132
Government services [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	145,208	4,356
Others [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	307,820,170	400,409,644
Performing [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 1,985,711,785	$ 2,258,954,613
Percentage of Loan Portfolio	[1]	100.00%	100.00%
Performing [member] | Consumer [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 925,263,748	$ 1,185,453,460
Percentage of Loan Portfolio	[1]	46.59%	52.48%
Performing [member] | Other manufacturing [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 231,659,985	$ 240,886,440
Percentage of Loan Portfolio	[1]	11.67%	10.66%
Performing [member] | Wholesale and retail trade [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 164,990,452	$ 159,930,827
Percentage of Loan Portfolio	[1]	8.31%	7.08%
Performing [member] | Mining products [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 148,237,570	$ 77,640,679
Percentage of Loan Portfolio	[1]	7.47%	3.44%
Performing [member] | Agricultural and livestock [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 98,606,896	$ 104,841,665
Percentage of Loan Portfolio	[1]	4.97%	4.64%
Performing [member] | Services [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 37,210,971	$ 23,685,189
Percentage of Loan Portfolio	[1]	1.87%	1.05%
Performing [member] | Transport [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 33,317,055	$ 36,846,913
Percentage of Loan Portfolio	[1]	1.68%	1.63%
Performing [member] | Financial sector [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 16,432,085	$ 13,903,746
Percentage of Loan Portfolio	[1]	0.83%	0.62%
Performing [member] | Construction [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 12,735,536	$ 15,660,271
Percentage of Loan Portfolio	[1]	0.64%	0.69%
Performing [member] | Electricity, oil, water and sanitary services [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 10,863,098	$ 3,314,762
Percentage of Loan Portfolio	[1]	0.55%	0.15%
Performing [member] | Central Bank [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]		$ 28,132
Percentage of Loan Portfolio	[1]		0.00%
Performing [member] | Government services [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 145,208	$ 4,356
Percentage of Loan Portfolio	[1]	0.01%	0.00%
Performing [member] | Others [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 306,249,181	$ 396,758,173
Percentage of Loan Portfolio	[1]	15.41%	17.56%
Non-performing [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 35,207,182	$ 39,177,321
Percentage of Loan Portfolio	[1]	100.00%	100.00%
Non-performing [member] | Consumer [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 28,993,504	$ 30,139,056
Percentage of Loan Portfolio	[1]	82.36%	76.93%
Non-performing [member] | Other manufacturing [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 3,093,299	$ 518,422
Percentage of Loan Portfolio	[1]	8.79%	1.32%
Non-performing [member] | Wholesale and retail trade [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 263,069	$ 243,174
Percentage of Loan Portfolio	[1]	0.75%	0.62%
Non-performing [member] | Mining products [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 89,202	$ 3,149,898
Percentage of Loan Portfolio	[1]	0.25%	8.04%
Non-performing [member] | Agricultural and livestock [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 601,678	$ 612,996
Percentage of Loan Portfolio	[1]	1.71%	1.56%
Non-performing [member] | Services [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 129,876	$ 90,585
Percentage of Loan Portfolio	[1]	0.37%	0.23%
Non-performing [member] | Transport [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 193,015	$ 157,381
Percentage of Loan Portfolio	[1]	0.55%	0.40%
Non-performing [member] | Financial sector [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 0	$ 0
Percentage of Loan Portfolio	[1]	0.00%	0.00%
Non-performing [member] | Construction [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 269,843	$ 611,243
Percentage of Loan Portfolio	[1]	0.77%	1.56%
Non-performing [member] | Electricity, oil, water and sanitary services [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 2,707	$ 3,095
Percentage of Loan Portfolio	[1]	0.01%	0.01%
Non-performing [member] | Central Bank [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]		$ 0
Percentage of Loan Portfolio	[1]		0.00%
Non-performing [member] | Government services [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 0	$ 0
Percentage of Loan Portfolio	[1]	0.00%	0.00%
Non-performing [member] | Others [member]
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Receivables Gross	[1]	$ 1,570,989	$ 3,651,471
Percentage of Loan Portfolio	[1]	4.44%	9.33%

[1]	Performing: Stage 1 y Stage 2; Non Performing: Stage 3